Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Stock-Based Compensation Plans
Number of Units Outstanding, CRSU (in shares),Beginning	11,370
Weighted-Average Remaining Contractual Life, CRSU (years)	2 years 1 month 6 days	1 year 9 months 18 days
Number of Units Granted, CRSU (in shares)	8,579
Number of Units Vested and settled in cash, CRSU (in shares)	(3,430)
Number of Units Forfeited, CRSU (in shares)	(7)
Number of Units Outstanding, CRSU (in shares), Ending	16,512	11,370
Non-vested, CRSU (in shares)	16,512
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (years)	2 years 1 month 6 days